GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of goodwill recorded on the entity's acquisitions in the U.S.
The Company has recorded the following Goodwill on its acquisitions in the U.S.:

(millions of Canadian dollars)	Natural Gas Pipelines	Energy	Total

Balance at January 1, 2013	2,635	823	3,458
Foreign exchange rate changes	181	57	238
Balance at December 31, 2013	2,816	880	3,696
Foreign exchange rate changes	258	80	338
Balance at December 31, 2014	3,074	960	4,034